Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital
Share Capital

10.Share Capital

a.	Authorized

Unlimited number of common shares without par value.

Unlimited number of first preferred shares without par value.

Unlimited number of second preferred shares without par value.

b.	Share purchase options

Under the terms of the Corporation’s Stock Option Plan, the maximum number of shares reserved for issuance under the Plan is 10% of the issued shares on a rolling basis. Options may be exercisable over periods as determined by the Board of Directors of the Corporation and the exercise price shall not be less than the five-day weighted-average share price on the day preceding the award date, subject to regulatory approval. The Stock Option Plan includes a Stock Appreciation Rights (“SAR”) clause which allows individuals the option to terminate vested options and receive shares in lieu of the benefits which would have been received had the options been exercised. All stock options granted are subject to vesting, with one quarter vesting upon issuance and one quarter vesting on each anniversary from the date of grant.

A summary of share purchase option activity within the Corporation’s share-based compensation plan for the years ended December 31, 2020 and 2019 is as follows:

		Weighted Average
	Number of	Exercise Price
	Options	(C$)
Balance, December 31, 2018	1,668,408	$7.00
Options granted	576,000	8.75
Options expired	(54,338)	7.03
Options terminated via SAR	(78,750)	5.40
Options exercised	(138,695)	4.94
Balance December 31, 2019	1,972,625	$7.72
Options granted	442,500	5.72
Options expired	(20,125)	5.44
Options terminated via SAR	(60,250)	6.91
Options exercised	(375,162)	6.54
Balance, December 31, 2020	1,959,588	$7.40

During 2021, 218,438 stock options with exercise prices ranging from C$3.10 to C$8.80 will expire unless exercised prior to their expiry dates.

The number of outstanding options represents 4.1% of the issued and outstanding shares at December 31, 2020. During the year ended December 31, 2020, the Corporation’s total share-based compensation was $1,593,539 (2019 - $1,935,681). This is comprised of $1,546,771 in periodic stock-based compensation related to options granted (2019 - $2,001,087) and $46,768 related to SAR activity (2019 – $(65,406)).

The fair value of options granted is estimated at the time of the grant using the Black-Scholes option pricing model. The weighted average inputs used in the Black-Scholes option pricing model are:

	December 31,	December 31,
	2020	2019
Fair value options granted	$3.23	$5.50
Risk-free interest rate	1.4%	1.8%
Expected term (in years)	5.0	5.0
Expected share price volatility	65%	64%
Expected dividend yield	—	—
Expected forfeiture	5%	5%

An analysis of outstanding share purchase options as at December 31, 2020 is as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of		Average	Remaining		Average	Remaining
Exercise		Exercise	Contractual		Exercise	Contractual
Prices (C$)	Number	Price (C$)	Life (Years)	Number	Price (C$)	Life (Years)
$3.10 - $4.40	162,213	$3.67	2.5	90,963	$3.42	1.1
$5.90 - $7.20	814,875	$6.23	3.0	425,088	$6.24	2.4
$8.20 - $8.90	419,375	$8.85	1.2	404,875	$8.85	1.2
$9.10 - $9.80	563,125	$9.59	2.8	298,313	$9.71	2.7
$3.10 - $9.80	1,959,588	$7.40	2.5	1,219,239	$7.75	2.0

c.Warrants

There was a total of 200,000 warrants outstanding as of both December 31, 2019 and December 31, 2020.